Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FEDEX)

CLASS B SHARES (TICKER CPABX)

CLASS C SHARES (TICKER CPACX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2010 (REVISED MARCH 31, 2011)

1.  Under the heading entitled “Fund Summary Information,” please delete all references to Carol R. Miller under the “Fund Management” sub-section and replace it with the following:

“James E. Grefenstette, Senior Portfolio Manager, has been the Fund’s portfolio manager since April 2011.”

2. Under the heading entitled “Who Manages the Fund?”,” please delete all references to Carol R. Miller under the “Portfolio Management Information” sub-section and replace it with the following:

“James E. Grefenstette

James E. Grefenstette has been the Fund’s Senior Portfolio Manager since April 2011. He is Vice President of the Fund’s Adviser. Mr. Grefenstette joined Federated in December 2009. Previously, he served as founder and managing partner of Blazer Investment Advisers from April 2008 until December 2009, and as founder and managing partner of Aspirante Capital Management, a long/short hedge fund, from August 2006 until September 2007. Prior to that, Mr. Grefenstette worked at Federated as Portfolio Manager of the Fund from 1994 until June 2006 and as Senior Vice President of the Fund’s Adviser from January 2000 until July 2006. He also served as Vice President and Assistant Vice President of the Fund’s Adviser from 1994 until 1999. Mr. Grefenstette has received the Chartered Financial Analyst designation; he received his M.S. in Industrial Administration from Carnegie Mellon University and his BSBA from Georgetown University.”

April 29, 2011

Federated Capital Appreciation Fund

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com

or call 1-800-341-7400.

Federated Securities Corp., Distributor

(4/11)

Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

CLASS R SHARES (TICKER CPAKX) (formerly, Class K Shares)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2010

1.  Under the heading entitled “Fund Summary Information,” please delete all references to Carol R. Miller under the “Fund Management” sub-section and replace it with the following:

“James E. Grefenstette, Senior Portfolio Manager, has been the Fund’s portfolio manager since April 2011.”

2. Under the heading entitled “Who Manages the Fund?”,” please delete all references to Carol R. Miller under the “Portfolio Management Information” sub-section and replace it with the following:

“James E. Grefenstette

James E. Grefenstette has been the Fund’s Senior Portfolio Manager since April 2011. He is Vice President of the Fund’s Adviser. Mr. Grefenstette joined Federated in December 2009. Previously, he served as founder and managing partner of Blazer Investment Advisers from April 2008 until December 2009, and as founder and managing partner of Aspirante Capital Management, a long/short hedge fund, from August 2006 until September 2007. Prior to that, Mr. Grefenstette worked at Federated as Portfolio Manager of the Fund from 1994 until June 2006 and as Senior Vice President of the Fund’s Adviser from January 2000 until July 2006. He also served as Vice President and Assistant Vice President of the Fund’s Adviser from 1994 until 1999. Mr. Grefenstette has received the Chartered Financial Analyst designation; he received his M.S. in Industrial Administration from Carnegie Mellon University and his BSBA from Georgetown University.”

April 29, 2011

Federated Capital Appreciation Fund

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com

or call 1-800-341-7400.

Federated Securities Corp., Distributor

(4/11)

Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

INSTITUTIONAL SHARES (TICKER CPAIX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2010

1.  Under the heading entitled “Fund Summary Information,” please delete all references to Carol R. Miller under the “Fund Management” sub-section and replace it with the following:

“James E. Grefenstette, Senior Portfolio Manager, has been the Fund’s portfolio manager since April 2011.”

2. Under the heading entitled “Who Manages the Fund?”,” please delete all references to Carol R. Miller under the “Portfolio Management Information” sub-section and replace it with the following:

“James E. Grefenstette

James E. Grefenstette has been the Fund’s Senior Portfolio Manager since April 2011. He is Vice President of the Fund’s Adviser. Mr. Grefenstette joined Federated in December 2009. Previously, he served as founder and managing partner of Blazer Investment Advisers from April 2008 until December 2009, and as founder and managing partner of Aspirante Capital Management, a long/short hedge fund, from August 2006 until September 2007. Prior to that, Mr. Grefenstette worked at Federated as Portfolio Manager of the Fund from 1994 until June 2006 and as Senior Vice President of the Fund’s Adviser from January 2000 until July 2006. He also served as Vice President and Assistant Vice President of the Fund’s Adviser from 1994 until 1999. Mr. Grefenstette has received the Chartered Financial Analyst designation; he received his M.S. in Industrial Administration from Carnegie Mellon University and his BSBA from Georgetown University.”

April 29, 2011

Federated Capital Appreciation Fund

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com

or call 1-800-341-7400.

Federated Securities Corp., Distributor

(4/11)

Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FEDEX)

CLASS B SHARES (TICKER CPABX)

CLASS C SHARES (TICKER CPACX)

CLASS R SHARES (TICKER CPAKX) (formerly, Class K Shares)

INSTITUTIONAL SHARES (TICKER CPAIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2010

1.  Under the heading entitled “Who Manages and Provides Services to the Fund?,” please delete the introductory sentence under the sub-section “Portfolio Manager Information” in the section “Investment Adviser” and replace it with the following:

“The following information about the Fund’s Portfolio Managers is provided as of the end of the Fund’s most recently completed fiscal year unless otherwise noted.”

2.  Under the heading entitled “Who Manages and Provides Services to the Fund?,” please delete all references to Carol R. Miller under the sub-section “Portfolio Manager Information” in the section “Investment Adviser” and replace it with the following:

James E. Grefensette, Portfolio Manager
The following information about the Fund’s portfolio manager is provided as of April 29, 2011.

Types of Accounts Managed by James Grefenstette	Total Number of Additional Accounts Managed / Total Assets*	Additional Accounts / Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	2 Funds / $444.8 million	0
Other Pooled Investment Vehicles	1 Portfolio / $19.6 million	0
Other Accounts	26 Accounts / $164.4 million	1 Account / $10.1 million
* Assets as of March 31, 2011.

Dollar value range of shares owned in the Fund:  None.

James Grefenstette is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling one, three, and five calendar year pre-tax gross total return basis vs. the Fund's designated peer group of comparable accounts and vs. the Fund's benchmark (i.e., S&P 500 Index).  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.  A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results.  Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results.  Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

April 29, 2011

Federated Capital Appreciation Fund

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com

or call 1-800-341-7400.

Federated Securities Corp., Distributor

(4/11)